Deferred Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Income Taxes

9.      DEFERRED INCOME TAXES

As of December 31, 2012, 2011 and 2010, the Company had net deferred tax assets, calculated at expected rates of 26.5%, 25% and 25% respectively, of approximately $1,835,000, $1,594,000 and $1,630,000, respectively, principally arising from net operating loss carry forwards for income tax purposes.  As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to the net deferred tax asset has been recorded as at December 31, 2012, 2011 and 2010.

A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of 26.5%, 28.25% and 31%, respectively, for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net loss before income taxes	$(230,290)	$(258,484)	$(258,529)
Income taxes at statutory rates	$(61,000)	$(73,000)	$(80,000)
Tax effect of expenses not deductible for income tax purposes:
Stock-based compensation	-	-	(12,000)
Effect of tax rate changes and other adjustments	(154,000)	109,000	(108,000)
Expiry of loss carry forwards	-	-	201,000
Change in valuation allowance	215,000	(36,000)	(1,000)
	$-	$-	$-

The significant components of the deferred tax asset at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Net operating loss carry forwards	$6,959,000	$6,579,000	$6,519,000

Deferred tax asset	$1,835,000	$1,594,000	$1,630,000
Deferred tax asset valuation allowance	(1,835,000)	(1,594,000)	(1,630,000)
	$-	$-	$-

OXFORD INVESTMENTS HOLDINGS INC.
Notes to Consolidated Financial Statements
December 31, 2012, 2011 and 2010

9.      DEFERRED INCOME TAXES (continued)

At December 31, 2012, the Company had unused non-capital losses of $6,959,000 to offset future taxable income.  The ultimate realization of future tax assets is dependent upon the generation of future taxable income during future periods.  These losses expire to the extent unutilized against future taxable income as follows:

2014	$207,000
2015	473,000
2026	790,000
2027	3,463,000
2028	636,000
2029	639,000
2030	260,000
2031	260,000
2032	231,000
$6,959,000